Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 6,615.9	$ 6,138.8
Expenses
Cost of sales	5,248.6	5,010.0
Selling, general and administrative expenses	967.4	864.5
Interest and other finance costs	595.2	665.8
Gain on sale of property and equipment	(91.1)	(2.7)
(Gain) loss on foreign exchange	(256.9)	291.2
Loss on divestitures	8.6	481.8
Change in value on Call Option	60.0	0.0
Other	(181.8)	(29.7)
Total expenses	6,350.0	7,280.9
Share of net (loss) income of investments accounted for using the equity method	(39.0)	18.2
Income (loss) before income taxes	226.9	(1,123.9)
Current income tax recovery	(0.7)	(16.4)
Deferred tax recovery	(13.5)	(210.0)
Income tax recovery	(14.2)	(226.4)
Net income (loss) from continuing operations	241.1	(897.5)
Net income from discontinued operations	3,572.3	159.8
Net income (loss)	3,813.4	(737.7)
Less: Net loss attributable to non-controlling interests	(20.7)	(15.0)
Net income (loss) attributable to GFL Environmental Inc.	3,834.1	(722.7)
Items that may be subsequently reclassified to net income (loss)
Currency translation adjustment	(484.2)	544.1
Reclassification to net income (loss) of fair value movements on cash flow hedges, net of tax	9.1	(4.3)
Fair value movements on cash flow hedges, net of tax	36.0	(44.8)
Share of other comprehensive income (loss) of investments accounted for using the equity method	2.3	(1.2)
Reclassification to net income (loss) of foreign currency differences on divestitures	(0.8)	(26.5)
Other comprehensive (loss) income	(437.6)	467.3
Comprehensive loss from continuing operations	(196.5)	(430.2)
Comprehensive income from discontinued operations	3,395.8	159.8
Total comprehensive income (loss)	3,199.3	(270.4)
Less: Total comprehensive (loss) income attributable to non-controlling interests	(31.4)	4.8
Total comprehensive income (loss) attributable to GFL Environmental Inc.	$ 3,230.7	$ (275.2)
Basic income (loss) per share
Continuing operations	$ 0.57	$ (2.53)
Discontinued operations	9.67	0.42
Total operations	10.24	(2.11)
Diluted income (loss) per share
Continuing operations	0.56	(2.53)
Discontinued operations	9.43	0.42
Total operations	$ 9.99	$ (2.11)

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.